Operating Segments (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Earnings [Abstract]
Revenues		$ 27,845	$ 26,239
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		238	1,621
Net earnings (loss)		69	(13,608)
Benefit (provision) for income taxes		(139)	6,294
Interest And Other Financial Charges		1,736	618
Statement of Financial Position [Abstract]
Assets	[1]	462,193		$ 493,072
Financing receivables, net		11,903		12,052
Property, plant and equipment - net		53,786		54,095
Liabilities	[1]	366,403		$ 389,962
Operating Segments [Member]
Earnings [Abstract]
Revenues		27,845	26,239
Intersegment | Corporate
Earnings [Abstract]
Revenues		$ (909)	$ (988)

[1]	(a) Our consolidated assets at March 31, 2016 included total assets of $ 7,295 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 4,590 million and investment securities of $ 1,493 million w ithin continuing operations and assets of discontinued operations of $ 468 million. Our consolidated liabilities at March 31, 2016 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 2,780 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $ 41 million. See Note 16.